Offerings	Sep. 15, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 109,940,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 16,831.82
Offering Note	Represents an incremental increase to the Maximum Aggregate Offering Price for the 54,970,000 shares of Class A common stock for which fees have previously been paid as a result of an increase in the Proposed Maximum Offering Price Per Unit to $19.00 per share. Includes an additional 7,170,000 shares of our Class A common stock that the underwriters have the option to purchase. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	54,970,000
Proposed Maximum Offering Price per Unit	17
Maximum Aggregate Offering Price	$ 934,490,000
Amount of Registration Fee	$ 143,070.42
Offering Note	Includes an additional 7,170,000 shares of our Class A common stock that the underwriters have the option to purchase. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) of the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 100,000,000
Amount of Registration Fee	$ 15,310